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ROBO Global(R) Artificial Intelligence ETF
ROBO Global® Artificial Intelligence ETF
Investment Objective

The ROBO Global® Artificial Intelligence ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ROBO Global(R) Artificial Intelligence ETF ROBO Global(R) Artificial Intelligence ETF
Management Fee	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
Fee Waiver	0.07%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.68%
[1]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through August 31, 2025. This arrangement may be terminated only by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (after taking into account one year of waived fees for each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
ROBO Global(R) Artificial Intelligence ETF | ROBO Global(R) Artificial Intelligence ETF | USD ($)	69	233	410	924

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in securities comprising the Index and in depositary receipts representing securities comprising the Index. The Index, which is owned and provided by VettaFi LLC (the “Index Provider”), is designed to measure the performance of publicly-traded companies that have a significant portion of their revenue derived from the field of artificial intelligence as described below and the potential to grow within this space through innovation and/or market adoption of their products and services (“Artificial Intelligence Companies”). Like peer group artificial intelligence indexes, the Index measures the performance of companies across sectors such as information technology, communications, consumer discretionary, healthcare and industrials that are involved in artificial intelligence activities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Artificial Intelligence Companies.

Index components are selected from a proprietary database of Artificial Intelligence Companies that are organized into two general categories – Infrastructure or Applications & Services – and further divided into sub-sectors. Infrastructure companies include companies that build artificial intelligence engine and platform solutions that enable the use of artificial intelligence technology. Within the Infrastructure classification are the following sub-sectors: (1) big data/analytics; (2) cloud providers; (3) cognitive computing; (4) network and security; and (5) semiconductors. Applications & Services companies include companies that apply artificial intelligence technology to their business. Within the Applications & Services classification are the following sub-sectors: (1) healthcare; (2) factory automation; (3) eCommerce; (4) consumer; (5) consulting services; and (6) business process. Each category’s representation in the Index varies.

Each eligible company is individually analyzed and then given a “THNQ Score” ranging from 1 to 100 that is determined based on the levels of revenue the company receives from artificial intelligence activities, levels of investment the firm makes in artificial intelligence, and the company’s technology and market leadership in the artificial intelligence universe. Companies whose THNQ Score is greater than or equal to 50 and that meet the market capitalization and liquidity requirements described below are eligible for inclusion in the Index. The Index is comprised of a minimum of 50 constituents and a maximum of 100 constituents. Each constituent’s weight in the Index generally is determined by its THNQ Score as a percentage of the total score of all constituents. Companies in the Index are reweighted at each rebalance. Scores are reviewed on an ongoing basis by reevaluating the factors described above.

Eligible Index components are exchange-listed equity securities of Artificial Intelligence Companies that have a market capitalization exceeding $200 million at the time of inclusion in the Index and a minimum trailing 3-month composite average daily volume of $2 million at the time of inclusion. Existing Index components must maintain a market capitalization of at least $100 million and a minimum trailing 3-month composite average daily volume of $1 million. As of August 1, 2024, the Index comprised 57 securities. As of August 1, 2024, the average market capitalization and average one-year trading volume of the Index components were $267.47 billion and 4.07 billion shares, respectively.

The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries. The Index Provider expects, under normal circumstances, at least 25% of the Index components to represent securities of non-U.S. issuers, including China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges. The Index is rebalanced and additions are made quarterly. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs, or for other reasons as determined at the sole discretion of the Index Provider.

Additionally, the Index Provider excludes from Index eligibility any company that does not meet environmental, social and governance (“ESG”) criteria established by the Index Provider. The Index Provider uses a combination of internal research, engagement with companies, and data from third party ESG research providers when applying its ESG criteria and these criteria generally are applied independently of business, financial, and other considerations that have been established by the Index Provider for a company’s inclusion in the Index.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of August 1, 2024, the Index was concentrated in the Software Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of August 1, 2024, the Index had a significant amount of investment exposure in the Technology Sector.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by VettaFi, LLC, which is not affiliated with the Fund or the Adviser.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the VettaFi Full World Index and the S&P 500® Index. In accordance with new regulatory requirements, the Fund has selected the VettaFi Full World Index as a replacement for the MSCI ACWI Index. The VettaFi Full World Index is an unmanaged float-market cap weighted index that is designed to and targets each of its countries large midcap market cap space across developed and emerging markets and the S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stock. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.roboglobaletfs.com or by calling toll-free 1-855-456-ROBO.

Annual Total Returns as of 12/31

*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2024 was 9.57%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	22.60%	Q1/2023
Lowest Return	-28.15%	Q2/2022

Average Annual Total Returns for the Periods Ended December 31, 2023
Average Annual Returns - ROBO Global(R) Artificial Intelligence ETF	Label	1 Year	Since Inception	Inception Date
ROBO Global(R) Artificial Intelligence ETF	Return Before Taxes	55.90%	14.64%	May 08, 2020
ROBO Global(R) Artificial Intelligence ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	55.90%	14.64%	May 08, 2020
ROBO Global(R) Artificial Intelligence ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	33.10%	11.60%	May 08, 2020
ROBO Global® Artificial Intelligence Index (reflects no deduction for fees, expenses, or taxes)	ROBO Global® Artificial Intelligence Index (reflects no deduction for fees, expenses, or taxes)	56.37%	15.07%	May 08, 2020
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	22.83%	13.90%	May 08, 2020
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	16.13%	May 08, 2020
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)	MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)	22.20%	13.25%	May 08, 2020

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.